Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Income Tax Expense
Table 21.1 presents the components of income tax expense.
Table 21.1: Income Tax Expense

	Year ended December 31,
(in millions)	2016	2015	2014
Current:
Federal	$6,712	10,822	7,321
State and local	1,395	1,669	520
Foreign	175	139	112
Total current	8,282	12,630	7,953
Deferred:
Federal	1,498	(2,047)	2,117
State and local	296	(235)	224
Foreign	(1)	17	13
Total deferred	1,793	(2,265)	2,354
Total	$10,075	10,365	10,307

Net Deferred Tax Liability
The tax effects of our temporary differences that gave rise to significant portions of our deferred tax assets and liabilities are presented in Table 21.2.

Table 21.2: Net Deferred Tax Liability

	December 31,
(in millions)	2016	2015
Deferred tax assets
Allowance for loan losses	$4,374	4,363
Deferred compensation and employee benefits	4,045	4,589
Accrued expenses	1,022	1,460
PCI loans	1,762	1,816
Net unrealized losses on investment securities	707	—
Net operating loss and tax credit carry forwards	391	528
Other	1,307	1,448
Total deferred tax assets	13,608	14,204
Deferred tax assets valuation allowance	(280)	(358)
Deferred tax liabilities
Mortgage servicing rights	(5,292)	(5,399)
Leasing	(4,522)	(3,866)
Mark to market, net	(5,511)	(5,471)
Intangible assets	(1,001)	(1,233)
Net unrealized gains on investment securities	—	(1,008)
Insurance reserves	(1,588)	(2,071)
Other	(2,465)	(2,063)
Total deferred tax liabilities	(20,379)	(21,111)
Net deferred tax liability (1)	$(7,051)	(7,265)

(1)	Included in accrued expenses and other liabilities.

Effective Income Tax Expense and Rate
Table 21.3 reconciles the statutory federal income tax expense and rate to the effective income tax expense and rate. Our effective tax rate is calculated by dividing income tax expense by income before income tax expense less the net income from noncontrolling interests.

Table 21.3: Effective Income Tax Expense and Rate

	December 31,
	2016		2015		2014
(in millions)	Amount	Rate	Amount	Rate	Amount	Rate
Statutory federal income tax expense and rate	$11,204	35.0%	$11,641	35.0%	$11,677	35.0%
Change in tax rate resulting from:
State and local taxes on income, net of federal income tax benefit	1,004	3.1	1,025	3.1	971	2.9
Tax-exempt interest	(725)	(2.2)	(641)	(1.9)	(550)	(1.6)
Tax credits	(1,251)	(3.9)	(1,108)	(3.3)	(1,074)	(3.2)
Life insurance	(188)	(0.6)	(186)	(0.6)	(179)	(0.5)
Leveraged lease tax expense	124	0.4	140	0.4	158	0.5
Other	(93)	(0.3)	(506)	(1.5)	(696)	(2.2)
Effective income tax expense and rate	$10,075	31.5%	$10,365	31.2%	$10,307	30.9%

Change in Unrecognized Tax Benefits
Table 21.4 presents the change in unrecognized tax benefits.

Table 21.4: Change in Unrecognized Tax Benefits

	Year ended December 31,
(in millions)	2016	2015
Balance at beginning of year	$4,806	5,002
Additions:
For tax positions related to the current year	284	196
For tax positions related to prior years	177	225
Reductions:
For tax positions related to prior years	(127)	(413)
Lapse of statute of limitations	(27)	(22)
Settlements with tax authorities	(84)	(182)
Balance at end of year	$5,029	4,806